Credit facilities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Short term loans banks		$ 2,728,385	$ 843,911
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		September 2020 (renewed in December 2021, extended to June 2023, and repaid in June 2023)
Credit facilities interest rate		5.00%
Credit facilities collateral guarantee descriptions		Guaranteed by Weihao Chen, General Manager of Fuzhou LSY Environmental Technology Co., Ltd.
Short term loans banks			138,127
China Construction Bank One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		December 2023
Credit facilities interest rate		4.20%
Credit facilities collateral guarantee descriptions		None
Short term loans banks			73,658
China Bankof Communication [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[1]	August 2024
Credit facilities collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks	[1]	$ 423,567	430,750
China Bankof Communication [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	[1]	4.90%
China Bankof Communication [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate	[1]	5.00%
China Bankof Communication One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[1]	January 2024 (extended to December 2024)
Credit facilities interest rate	[1]	4.60%
Credit facilities collateral guarantee descriptions	[1]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is collateralized by a real estate property owned by Yunwu Li.
Short term loans banks	[1]	$ 705,945
Industrial And Commercial Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		February 2023 (repaid in February 2023)
Credit facilities interest rate		3.80%
Credit facilities collateral guarantee descriptions		None
Short term loans banks			100,508
Weizhong Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		August 2023 (repaid in August 2023)
Credit facilities interest rate		5.90%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunhui Xu, the legal representative of TY CDT
Short term loans banks			37,691
Weizhong Bank One [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		June 2023 (repaid in June 2023)
Credit facilities interest rate		5.10%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks			$ 63,177
China Resource Bank [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		March 2024 (repaid in March 2024)
Credit facilities interest rate		5.80%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		$ 412,272
Postal Saving Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[2]	June 2024
Credit facilities interest rate	[2]	5.70%
Credit facilities collateral guarantee descriptions	[2]	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks	[2]	$ 564,756
Bank Of China [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		November 2024
Credit facilities interest rate		3.90%
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Short term loans banks		$ 415,096
China Construction Bank Two [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions		December 2024
Credit facilities interest rate		4.00%
Credit facilities collateral guarantee descriptions		Guaranteed by Chun’E Zhao, the legal representative of Guangxi CWT Environmental Technology Co., Ltd.
Short term loans banks		$ 52,240
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Credit facilities maturities descriptions	[3]	February 2025
Credit facilities collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Short term loans banks		$ 154,509
Weizhong Bank Two [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		6.10%
Weizhong Bank Two [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Credit facilities interest rate		9.70%

[1]	In August 2022, the Company secured a renewable line of credit (“Line of Credit 1”) worth approximately $1.1 million from China Bank of Communication for a two-year period. This line of credit is backed by the guarantee of Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company, and it is secured by a real estate property owned by Yunwu Li. As of December 31, 2022, the Company has withdrawn two separate loans with an aggregated total of approximately $0.4 million from Line of Credit 1 to be due in August 2023 with 4.9% to 5.0% interest rate per annum. In August 2023, the Company has repaid approximately $0.4 million to Line of Credit 1. In August 2023, the Company has withdrawn another loan of approximately $0.4 million from line of Credit 1 to be due in August 2024 with 4.5% interest rate per annum.
[2]	In June 2023, the Company secured a renewable line of credit ("Line of Credit 2") worth approximately $0.6 million from Postal Savings Bank of China for a two-year term. This line of credit is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company. Simultaneously, on the same date, the Company withdrew approximately $0.6 million from Line of Credit 2, which carries an interest rate of 5.7% and is set to mature in June 2024.
[3]	Represent balance due within the next twelve months from below long-term loans – bank.